Commitments and Contingencies - Additional Information - Legal Proceedings and Claims - Piranema Spirit FPSO Contract (Details) - Teekay Offshore - Petrobras - USD ($) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Percentage of rate reduction claim	2.00%
Estimated claim	$ 10.9
Return of 2% of Charter Hire Charter Hire Previously Paid
Loss Contingencies [Line Items]
Estimated claim		$ 9.6	$ 5.4
2% Reduction of Future Charter Hire
Loss Contingencies [Line Items]
Estimated claim		$ 1.3